Current and deferred income tax and uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current And Deferred Income Tax And Uncertain Tax Positions
Income (loss) before income tax	$ 331,749	$ (71,851)	$ (296,084)
Luxembourg statutory income tax rate (i)	23.87%	24.94%	24.94%
Expected income tax benefit (expense) at statutory rate	$ (79,188)	$ 17,920	$ 73,843
Tax effects of translation of non-monetary assets/liabilities to functional currency	53,683	(1,323)	13,686
Uncertain income tax treatment (ii)	23,221	(94,764)	(5,194)
Special mining levy and special mining tax	(22,133)	(7,868)	(5,366)
Difference in tax rate of subsidiaries outside Luxembourg	(23,480)	12,591	24,665
Unrecognized deferred tax on net operating losses(iii)	(48,226)	(25,515)	(52,091)
Other tax differences	(12,482)	(16,597)	(45,269)
Income tax (expense) benefit	(108,605)	(115,556)	4,274
Current	(106,415)	(205,674)	(80,935)
Deferred	(2,190)	90,118	85,209
Income tax (expense) benefit	$ (108,605)	$ (115,556)	$ 4,274